Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate (Details)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in fair value of warrants					(46.59%)	(71.27%)
Transaction costs allocated to warrants						38.48%
Non-deductibile expenses						0.23%
Warrant issuance costs					5.06%	0.00%
Valuation allowance					20.53%	11.56%
Income tax provision					0.00%	0.00%